Fair Value Measurements - Carrying Value and Fair Value of Company's Long-Term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Secured Debt | 7.125% Senior Secured Notes, due April 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	7.125%
Senior Notes | 10.5% Senior Notes, due October 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	10.50%
Senior Notes | 10.25% Senior Notes, due April 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	10.25%
Senior Notes | 7.375% Senior Notes, due April 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	7.375%
Convertible Debt | 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	3.375%
Carrying Value | Secured Debt | 7.125% Senior Secured Notes, due April 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	$ 300,000	$ 300,000
Carrying Value | Senior Notes | 10.5% Senior Notes, due October 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	294,724	294,503
Carrying Value | Senior Notes | 10.25% Senior Notes, due April 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	200,000	200,000
Carrying Value | Senior Notes | 7.375% Senior Notes, due April 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	3,510	3,510
Carrying Value | Convertible Debt | 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Fair Value Disclosures	67,812	67,054
Fair Value, Inputs, Level 2 | Fair Value | Secured Debt | 7.125% Senior Secured Notes, due April 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	323,400	317,100
Fair Value, Inputs, Level 2 | Fair Value | Senior Notes | 10.5% Senior Notes, due October 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	326,800	326,600
Fair Value, Inputs, Level 2 | Fair Value | Senior Notes | 10.25% Senior Notes, due April 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	223,300	219,600
Fair Value, Inputs, Level 2 | Fair Value | Senior Notes | 7.375% Senior Notes, due April 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	3,400	3,300
Fair Value, Inputs, Level 2 | Fair Value | Convertible Debt | 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Fair Value Disclosures	$ 68,500	$ 68,500